Segment Reporting - Schedule of Financial Information Related to Our Reportable Segments and Corporate (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Net revenue	$ 203,727	$ 291,884	$ 3,192,437	$ 1,498,874
Cost of revenue	1,429	39,976	1,790,231	63,144
Gross margin	202,298	251,908	1,402,206	1,435,730
Marketing	106,474	41,463	609,300	274,039
Compensation	370,809	529,322	2,318,972	1,941,672
Stock based compensation	11,307,992	949,924	8,190,318	9,442,717
General and administrative	716,405	727,580	2,747,027	1,910,480
Research and development	41,225		1,843	204,043
Total operating expenses	12,542,905	2,248,289	14,129,796	13,772,951
Interest expense	15,560	68,095	(780,597)	(319,155)
All other expenses	1,088,256	(325,993)	4,143,635	7,986,365
Other expenses (income), net	1,103,816	(257,898)	3,363,038	7,667,210
Income (Loss) before income tax provision and equity in net loss from unconsolidated investments	(13,444,423)	(1,738,483)	(9,364,552)	(4,670,011)
Vocal [Member]
Segment Reporting [Line Items]
Net revenue	170,967	268,099	1,053,451	1,444,458
Cost of revenue	(3,999)	35,202	150,602	63,002
Gross margin	174,966	232,897	902,849	1,381,456
Marketing	65,734	34,820	417,071	252,436
Compensation		98,500	430,126	2,500
Stock based compensation				709,926
General and administrative	152,345	88,205	335,177	316,089
Research and development	41,225		1,843	204,043
Total operating expenses	259,304	221,525	1,184,217	1,484,994
Interest expense	1,826	1,741	(7,729)	(19,265)
All other expenses	2,232,462	5,120	(6,361)	954,958
Other expenses (income), net	2,234,288	6,861	(14,090)	935,693
Income (Loss) before income tax provision and equity in net loss from unconsolidated investments	(2,318,626)	4,511	$ (295,458)	832,155
OG Collection [Member]
Segment Reporting [Line Items]
Net revenue	32,760	15,985		37,348
Cost of revenue	5,428	4,774
Gross margin	27,332	11,211		37,348
Marketing	40,740	6,643		16,719
Compensation	2,989	62,500
Stock based compensation				4,600,000
General and administrative	70,017	9,400		43,714
Research and development
Total operating expenses	113,746	78,543		4,660,433
Interest expense	4,110
All other expenses	9,233			5,000
Other expenses (income), net	13,343			5,000
Income (Loss) before income tax provision and equity in net loss from unconsolidated investments	(99,757)	(67,332)		(4,618,085)
Corporate [Member]
Segment Reporting [Line Items]
Net revenue		7,800		17,068
Cost of revenue				142
Gross margin		7,800		16,926
Marketing				4,884
Compensation	367,820	368,322		1,939,172
Stock based compensation	11,307,992	949,924		4,132,791
General and administrative	494,043	629,975		1,550,678
Research and development
Total operating expenses	12,169,855	1,948,221		7,627,525
Interest expense	9,624	66,354		(299,890)
All other expenses	(1,153,439)	(331,113)		7,026,407
Other expenses (income), net	(1,143,815)	(264,759)		6,726,517
Income (Loss) before income tax provision and equity in net loss from unconsolidated investments	$ (11,026,040)	$ (1,675,662)		$ (884,081)